Borrowings - Evolution of borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Total debt	$ 862,116	$ 817,958		$ 635,396
Issuance of senior notes	0	495,678	[1]	0	[1]
Proceeds from long-term borrowings	45,536	232,433	[1]	167,385	[1]
Payments of long-term borrowings	(124,349)	(602,700)	[1]	(277,913)	[1]
Proceeds from short term borrowings	318,108	106,730
Payments of short-term borrowings	(190,630)	(64,787)	[1]	$ (272,033)	[1]
Payments of interest (1).	(47,401)	(39,118)
Accrued interest	61,186	51,005
Exchange differences, inflation and translation, net	(19,506)	(4,588)
Others	$ 1,214	$ 7,909

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.